INCOME TAXES - Changes in Balance of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit - opening balance	$ 27.3	$ 31.5	$ 26.9
Gross increases - tax positions in prior period	3.6	7.3	0.1
Gross decreases - tax positions in prior period	(5.9)	(8.2)	(1.4)
Gross increases - tax positions in current period	5.3	4.6	6.9
Settlements	0.0	(0.7)	(0.2)
Lapse of statute of limitations	(4.3)	(6.8)	(0.9)
Change due to foreign currency exchange rates	(0.6)	(0.4)	0.1
Unrecognized tax benefit - ending balance	$ 25.4	$ 27.3	$ 31.5